Impairment - Impairment in Respect of (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	£ 589	£ 430
Due to fellow Lloyds Banking Group undertakings	(17,514)		£ (19,663)
Total impairment charged	589	430
Drawn balance
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged	609	444
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged	(20)	(15)
At amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	609	444
Due to fellow Lloyds Banking Group undertakings	(1)
At amortised cost | Loans and advances to customers [Member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	£ 610	444
Financial assets at FVOCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged		£ 1